OTHER LONG-TERM RECEIVABLES AND INVESTMENT	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM RECEIVABLES AND INVESTMENT [Abstract]
OTHER LONG-TERM RECEIVABLES AND INVESTMENT
NOTE 4-	OTHER LONG-TERM RECEIVABLES AND INVESTMENT

	December 31
	2 0 1 1	2 0 1 0
	$ in thousands

Deposits on leased vehicle (see also Note 9b2)	12	15
Loan to former subsidiary (Scanmaster) (see Note 1)	152	195
Investment (1)	61	61
	225	271

(1)
On July 22, 2004, the Company converted a convertible loan that had been granted to Micro Components Ltd. ("MCL") into 197,217 ordinary shares of MCL. As of December 31, 2011 the Company holds 3% of MCL's ordinary shares.